PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
PRINCIPAL ACCOUNTING POLICIES
Company's major VIEs and VIE's subsidiaries

Name of VIE and VIEs’ subsidiaries	Date of establishment/acquisition

Shanghai Ctrip Commerce Co., Ltd. (“Shanghai Ctrip Commerce”)	Established on July 18, 2000
Beijing Ctrip International Travel Agency Co., Ltd. (“Beijing Ctrip”)	Acquired on January 15, 2002
Guangzhou Ctrip International Travel Agency Co., Ltd. (“Guangzhou Ctrip”)	Established on April 28, 2003
Shanghai Ctrip International Travel Agency Co., Ltd. (“Shanghai Ctrip” formerly Shanghai Ctrip Charming International Travel Agency Co., Ltd.)	Acquired on September 23, 2003
Shenzhen Ctrip Travel Agency Co., Ltd. (“Shenzhen Ctrip”)	Established on April 13, 2004
Ctrip Insurance Agency Co., Ltd. (“Ctrip Insurance”)	Established on July 25, 2011
Shanghai Huacheng Southwest International Travel Agency Co., Ltd. (“Shanghai Huacheng” formerly Shanghai Huacheng Southwest Travel Agency Co., Ltd.)	Established on March 13, 2001
Chengdu Ctrip Travel Agency Co., Ltd. (“Chengdu Ctrip”)	Established on January 8, 2007
Chengdu Ctrip International Travel Agency Co., Ltd. (“Chengdu Ctrip International”)	Established on November 4, 2008

Consolidation balance sheet information of VIEs

	As of December 31,
	2013	2014
	RMB	RMB
Total assets	5,982,258,881	13,495,852,174
Less: Inter-company receivables	(373,041,663)	(1,424,351,080)
Total assets excluding inter-company	5,609,217,218	12,071,501,094
Total liabilities	5,287,287,035	12,509,239,945
Less: Inter-company payables	(1,442,636,737)	(6,133,068,354)
Total liabilities excluding inter-company	3,844,650,298	6,376,171,591

Consolidation results of operations information of VIEs

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Net revenues	2,465,286,325	3,137,211,893	4,138,380,618
Cost of revenues	644,886,101	904,328,902	1,252,538,920
Net income / (loss)	198,929,052	(74,463,933)	(87,193,139)

Property, equipment and software, estimated useful lives

Building	20-30 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Website-related equipment	5 years
Computer equipment	3-5 years
Furniture and fixtures	3-5 years
Software	3-5 years

Allowance for doubtful accounts

	2012	2013	2014
	RMB	RMB	RMB
Balance at beginning of year	4,974,138	4,351,963	5,896,903
Provision for doubtful accounts	376,164	2,842,681	11,737,580
Write-offs	(998,339)	(1,297,741)	(2,927,299)
Balance at end of period	4,351,963	5,896,903	14,707,184

Company's share option activity under all the option plans

The following table summarized the Company’s share option activity under all the option plans (in US$, except shares):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2011	5,433,541	85.02	5.59	144,827,231
Granted	961,980	79.55
Exercised	(502,991)	29.39
Forfeited	(71,623)	136.67
Converted to RSU in January 2012	(1,901,372)	91.8
Outstanding at December 31, 2012	3,919,535	64.81	5.14	57,772,345
Granted	945,106	79.70
Exercised	(660,459)	48.05
Forfeited	(73,450)	91.75
Outstanding at December 31, 2013	4,130,732	70.42	4.99	528,988,489
Granted	1,472,449	172.56
Exercised	(573,351)	62.52
Forfeited	(57,652)	117.63
Outstanding at December 31, 2014	4,972,178	101.03	5.17	405,399,251
Vested and expect to vest at December 31, 2014	4,755,245	99.67	5.10	394,059,498
Exercisable at December 31, 2014	2,260,520	65.37	3.36	263,652,339

Information related to outstanding and exercisable options

The following table summarizes information related to outstanding and exercisable options as of December 31, 2014 (in US$, except shares):

	Outstanding			Exercisable
Range of Exercise Prices	Number of shares	Weighted-Average Exercise Price	Weighted-average Remaining Contractual Life (Years)	Number of shares	Weighted-Average Exercise Price	Weighted-average Remaining Contractual Life (Years)
35.00-44.99	1,092,164	38.03	2.10	1,092,164	38.03	2.10
45.00-58.99	41,007	58.39	0.12	41,007	58.39	0.12
59.00-77.99	1,281,421	76.87	5.99	376,408	75.33	5.89
78.00-96.99	640,510	91.20	4.29	405,003	93.08	3.73
97.00-129.99	427,259	105.57	4.66	324,269	106.44	4.59
130.00-249.99	1,489,817	172.09	7.37	21,669	150.58	4.09
	4,972,178			2,260,520

Assumptions of Black-Scholes pricing model

	2012	2013	2014
Risk-free interest rate	0.71%-1.05%	0.69%-0.87%	1.66%-1.75%
Expected life (years)	5.0	5.0	5.0
Expected dividend yield	0%	0%	0%
Volatility	56%	56%	49%-52%
Fair value of options at grant date per share	from US$33.44	from US$37.96	from US$74.98
	to US$42.18	to US$39.69	to US$109.57

Schedule of restricted share activities under all option plans

The following table summarized the Company’s RSUs activities under all option plans (in US$, except shares):

	Number of Shares	Weighted average grant date fair value(US$)
Restricted shares
Outstanding at December 31, 2011	190,916	130.29
Granted	164,976	82.34
Converted from option in January 2012	475,343	—
Exercised	(124,644)	129.84
Forfeited	(60,290)	128.27
Unvested at December 31, 2012	646,301	101.30	*
Granted	259,365	79.23
Exercised	(224,939)	118.54
Forfeited	(57,303)	85.40
Unvested at December 31, 2013	623,424	83.60	*
Granted	761,514	185.40
Exercised	(261,692)	86.82
Forfeited	(64,638)	148.02
Unvested at December 31, 2014	1,058,608	158.55

* It does not include the impact of restricted shares converted from option.

Components of other income

	2012	2013	2014
	RMB	RMB	RMB
Financial subsidies	90,280,139	119,697,248	132,094,928
Dividends from a cost method investment	—	—	39,036,138
Bank charges	(10,628,266)	(18,940,474)	(49,713,255)
Foreign exchange gains/(losses)	(9,781,057)	32,523,857	(55,930,392)
Reimbursement from the depository	7,914,706	17,507,842	—
Loss from disposal of property, equipment and software	(653,191)	(11,946,443)	—
Gain from the re-measurement of the previously held equity interest to the fair value in the business acquisition (Note 2)	—	—	100,185,800
Loss from impairment of long-term investment (Note 9)	—	—	(33,000,000)
Gain/(loss) on disposal of cost method investment	—	4,014,829	(1,529,046)
Gain on disposal of equity investment	—	592,742	—
Gain on deconsolidation of subsidiaries	44,432,052	—	789,193
Others	8,723,560	19,672,773	12,073,069
Total	130,287,943	163,122,374	144,006,435

Online Trip Package Service Provider
Acquisitions disclosures
Purchase price allocation

RMB
Net assets	13,176,760
Identifiable intangible assets — trademark and domain	61,564,134
Deferred tax liabilities	(9,234,620)
Non-controlling interests	(134,009,200)
Goodwill	207,981,890
Total purchase consideration	139,478,964

Offline travel agency
Acquisitions disclosures
Purchase price allocation

RMB
Net assets (including the cash acquired of RMB142 million)	164,411,042
Identifiable intangible assets – customer list	69,700,000
Identifiable intangible assets – trademark	174,800,000
Deferred tax liabilities	(61,125,000)
Non-controlling interests	(370,656,000)
Goodwill	330,669,958
Total purchase consideration	307,800,000

Technology company focusing on hotel customer reviews
Acquisitions disclosures
Purchase price allocation
RMB
Net assets	2,134,170
Goodwill	366,884,722
Previously held equity interest	(129,360,000)
Total purchase consideration	239,658,892